Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 SUBSEQUENT EVENTS

On October 15, 2015, 248,418 outstanding and unexercised Series A Warrants expired according to their terms. Accordingly, any outstanding Series A Warrants may not be exercised and therefore no additional Series B Warrants may be issued.

On November 3, 2015, the Company filed a Definitive Proxy Statement on Schedule 14A announcing a special meeting of stockholders, at which meeting the stockholders will vote to, among other items, (i) approve an amendment to the Company’s Seventh Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to effect a reverse stock split of our issued and outstanding shares of Common Stock at a ratio and effective upon a date to be determined by the Company’s board of directors and effect a corresponding change in the par value of shares of our Common Stock from $0.001 to $0.0001; and (ii) approve an amendment to the Certificate of Incorporation, to increase the number of authorized shares of the Company’s Common Stock from 200,000,000 shares, par value $0.001, to 950,000,000, par value $0.001.

On November 3, 2015, the Company filed a registration statement on Form S-1 to register the issuance of certain equity securities of the Company in a potential public offering. The size, pricing and other terms of the potential offering have not been determined and there can be no guarantee that the offering will be conducted on the terms described in the registration statement or that the Company will be able to complete the offering. The registration statement has not yet become effective and no securities may be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.

NOTE 16 SUBSEQUENT EVENTS

In January of 2015 the Company filed a S-1 registration statement for the sale of an unspecified number of units consisting of Series E convertible preferred stock and warrants to purchase the Company’s common stock. The registration has not yet become effective.

On February 12, 2015, the Company entered into a loan agreement for $250,000 with Spring Forth Investments, LLC, an entity controlled by Mr. Spafford. The loan bears interest at a rate of twelve percent (12%) per year and has a maturity date of the earlier of (i) 90 days from the date of the loan agreement or (ii) five days after the closing of a registered public offering of securities of the Company. Upon the earlier to occur of the maturity date or the prepayment of the loan, the Company will be obligated to pay a termination fee equal to five percent (5%) of the principal balance of the loan. Payment of the principal balance of the loan plus any accrued interest due and payable may be accelerated upon an event of default by the Company pursuant to the terms and conditions of the loan agreement.